Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Line of Credit Facility [Line Items]
Sale value of property	$ 77,500
Proceeds from sale of property in percent to sale value	90.00%
Proceeds from sale of property in value to sale value	$ 69,750
Credit from sale of property in percent to sale value	10.00%
Repayment of secured debt	$ 44,500
Bareboat charter agreement period	13 years
Bareboat charter agreement description	the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10.
Variable interest entity, consolidated, carrying amount, assets		$ 1,828,817		$ 1,828,817		$ 1,839,408
Variable interest entity, consolidated, carrying amount, liabilities		881,949		881,949		897,013
Interest expense		8,647	$ 11,128	17,608	$ 22,668
Payments to Acquire Businesses, Gross				$ 323	982
Common Stock [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated				49.00%
Ocean Yield Arora Ltd [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets		91,000		$ 91,000		63,500
Variable interest entity, consolidated, carrying amount, liabilities		58,400		58,400		61,700
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets		135,400		135,400		125,900
Variable interest entity, consolidated, carrying amount, liabilities		16,900		16,900		$ 9,500
Interest expense		$ 300	$ 500	600	1,100
Proceeds from Related Party Debt				3,300	$ 3,700
Payments to Acquire Businesses, Gross				$ 44,800
Variable Interest Entity, Primary Beneficiary [Member] | PT Navigator Khatulistiwa [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated				100.00%		100.00%